UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:12/31/09

Item 1.  Schedule of Investments.

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2009
Shares	Security	Market Value

	COMMON STOCK - 33.50%
	BANKS - 4.10%
4,500	Goldman Sachs Group, Inc.	$ 759,780

	CHEMICALS - 4.10%
7,000	Potash Corp. of Saskatchewan	759,500

	COAL - 3.92%
14,600	Consol Energy, Inc.	727,080

	COMPUTERS - 3.98%
3,500	Apple, Inc. *	738,010

	IRON / STEEL - 3.15%
12,500	Nucor Corp.	583,125

	MACHINERY - CONSTRUCTION & MINING - 2.51%
9,000	Joy Global Inc.	464,310

	MINING - 3.90%
9,000	Freeport-McMoRan Copper & Gold *	722,610

	OIL & GAS - 2.01%
4,500	Transocean Ltd. *	372,600

	OIL & GAS SERVICES - 2.00%
5,700	Schlumberger Ltd.	371,013

	TRANSPORTATION - 3.83%
8,500	FedEx Corp.	709,325

	TOTAL COMMON STOCK	6,207,353
	( Cost - $5,871,690)

	EXCHANGE TRADED FUNDS - 55.83%
	EQUITY FUNDS - 55.83%
50,000	ProShares Ultra S&P 500	1,910,500

75,700	SPDR Trust Series 1	8,436,008

	TOTAL EXCHANGE TRADED FUNDS	10,346,508
	( Cost - $9,657,825)

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009
Shares	Security	Market Value
	OPTIONS PURCHASED - 2.04%
35	Apple, Inc.
	Expiration February 2010, Exercise Price $190	$ 15,260
146	Consol Energy, Inc.
	Expiration February 2010, Exercise Price $45	18,250
85	FedEx Corp.
	Expiration February 2010, Exercise Price $80	19,040
90	Freeport-McMoRan Copper & Gold
	Expiration February 2010, Exercise Price $75	23,850
45	Goldman Sachs Group, Inc.
	Expiration February 2010, Exercise Price $160	19,350
90	Joy Global, Inc.
	Expiration January 2010, Exercise Price $50	9,900
125	Nucor Corp.
	Expiration February 2010, Exercise Price $43	11,875
70	Potash Corp. of Saskatchewan
	Expiration January 2010, Exercise Price $100	5,460
500	ProShares Ultra S & P 500
	Expiration February 2010, Exercise Price $36	63,500
480	ProShares Ultra S&P 500
	Expiration January 2010, Exercise Price $44	2,880
50	S & P 100 Index
	Expiration February 2010, Exercise Price $520	91,000
50	S & P 100 Index
	Expiration February 2010, Exercise Price $430	5,500
57	Schlumberger Ltd.
	Expiration February 2010, Exercise Price $60	7,980
100	SPDR Trust Series 1
	Expiration January 2010, Exercise Price $112	16,700
529	SPDR Trust Series 1
	Expiration January 2010, Exercise Price $108	31,211
128	SPDR Trust Series 1
	Expiration February 2010, Exercise Price $108	25,088
45	Transocean Ltd.
	Expiration February 2010, Exercise Price $80	11,385
	TOTAL OPTIONS
	( Cost - 469,978)	378,229

	SHORT-TERM INVESTMENTS - 32.60%
	MONEY MARKET FUND - 32.60%
6,041,056	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.00%	6,041,056
	TOTAL SHORT-TERM INVESTMENTS	6,041,056
	( Cost - $6,041,056)

	TOTAL INVESTMENTS - 123.97%
	( Cost - $22,040,549)	22,973,146
	OPTIONS WRITTEN- (1.19%)	(221,050)
	OTHER LIABILITIES LESS ASSETS - (22.78%)	(4,220,150)
	NET ASSETS - 100.00%	$ 18,531,946

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009
Contracts	SCHEDULE OF OPTIONS WRITTEN	Market Value
45	Goldman Sachs Group, Inc.
	Expiration February 2010, Exercise Price $180	$ 15,255
657	SPDR Trust Series 1
	Expiration February 2010, Exercise Price $117	58,473
146	Consol Energy, Inc.
	Expiration February 2010, Exercise Price $55	18,980
85	FedEx Corp.
	Expiration February 2010, Exercise Price $90	9,775
90	Freeport-McMoRan Copper & Gold
	Expiration February 2010, Exercise Price $90	12,870
25	Nucor Corp.
	Expiration January 2010, Exercise Price $47	2,375
70	Potash Corp. of Saskatchewan
	Expiration January 2010, Exercise Price $125	2,380
960	ProShares Ultra S&P 500
	Expiration January 2010, Exercise Price $40	31,680
50	S&P 100 Index
	Expiration February 2010, Exercise Price $460	11,750
50	S&P 100 Index
	Expiration February 2010, Exercise Price $490	30,500
57	Schlumberger Ltd.
	Expiration February 2010, Exercise Price $70	6,897
100	SPDR Trust Series 1
	Expiration January 2010, Exercise Price $112	14,400
45	Transocean Ltd.
	Expiration February 2010, Exercise Price $90	5,715

	TOTAL OPTIONS WRITTEN	221,050
	(Proceeds - $302,502)

+ Variable rate security. Rate shown is as of December 31, 2009.
* Non-Income producing security.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At December 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 1,132,393
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(199,796)
Net unrealized appreciation		$ 932,597

Lacerte Guardian Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2009

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own the assumptions a market participate would use in valuing assumptions about the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,207,353	-	-	$ 6,207,353
Exchange Traded Funds	$ 10,346,508	-	-	$ 10,346,508
Purchased Options	$ -	378,229	-	$ 378,229
Short Term Investments	$ -	6,041,056	-	$ 6,041,056
Total	$ 16,553,861	$ 6,419,285	$ -	$ 22,973,146

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ -	221,050	-	$ 221,050
Total	$ -	$ 221,050	$ -	$ 221,050

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/22/10

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

2/22/10